UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21132
Investment Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Investment Portfolio                                                                                                                                 as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 88.4%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
3.433%, with maturity at 2025 (1)	$1,457	$1,482,833
3.765%, with maturity at 2037 (1)	254	255,237
8.00%, with various maturities to 2025	2,002	2,051,108
9.25%, with maturity at 2017	483	505,646
		$4,294,824
FNMA:
3.157%, with maturity at 2018 (1)	303	305,649
3.669%, with maturity at 2036 (1)	1,758	1,776,545
4.15%, with maturity at 2036 (1)	2,035	2,061,605
9.00%, with maturity at 2011	1,687	1,775,428
9.50%, with various maturities to 2022	4,142	4,518,904
15.00%, with maturity at 2013	2,146	2,613,826
		$13,051,957
GNMA:
11.00%, with maturity at 2016	208	237,099
		$237,099
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,282,665
FHLMC, Series 1577, Class PH, 6.30%, due 2023	1,505	1,524,278
FHLMC, Series 1666, Class H, 6.25%, due 2023	1,654	1,694,990
FHLMC, Series 1671, Class HA, 4.01%, due 2024 (2)	2,500	2,507,776
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	741	753,191
FHLMC, Series 2132, Class FB, 4.061%, due 2019 (2)	1,932	1,974,089
FHLMC, Series 2791, Class FI, 3.304%, due 2031 (2)	2,685	2,682,670
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,057,190
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,550	1,612,769
FNMA, Series G97-4, Class FA, 4.206%, due 2027 (2)	638	645,970
GNMA, Series 2002-5, Class FP, 3.52%, due 2032 (2)	6,873	6,938,842
		$24,674,430
Total Mortgage Pass-Throughs (identified cost $42,769,670)		$42,258,310

1

Short-Term Investments — 11.0%
Banque National De Paris Time Deposit, 3.29%, 8/1/05	$2,003	$2,002,686
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	3,270	3,270,000
Total Short-Term Investments (at amortized cost, $5,272,686)		$5,272,686
Total Investments — 99.4% (identified cost $48,042,356)		$47,530,996
Other Assets, Less Liabilities — 0.6%		$292,621
Net Assets — 100.0%		$47,823,617

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)

(1)	Adjustable rate mortgage.
(2)	Floating-rate secuirty

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$48,042,356
Gross unrealized appreciation	$48,242
Gross unrealized depreciation	(559,602)
Net unrealized depreciation	$(511,360)

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer
Date:	September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer
Date:	September 13, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 13, 2005